Loans payable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of loans payable [Abstract]
Disclosure of changes in the loans [Table Text Block]
The following table presents the changes in the loans for the period ending December 31, 2024:

Balance as of December 31, 2023	—

Credit facilities incurred	261,000
Credit facilities acquired through business combination with Nexus	95
Credit facilities repaid	(35,000)
Debit issuance costs incurred	(3,636)
Debit issuance costs amortization	2,004
Interest expense raised	10,020
Interest repaid	(6,502)
Currency translation adjustment	(10)
Balance as of December 31, 2024	227,971

Current	78,518
Non-current	149,453